1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Fair Value Measurements (Details) - USD ($)		12 Months Ended
	Jul. 24, 2012	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Business Combination, Consideration Transferred	$ 3,662,115
Loss on change in fair value of contingent consideration		$ (83,189)	$ (154,137)	$ (280,296)
Prolieve
Loss on change in fair value of contingent consideration		83,189	$ 154,137	$ 280,296
Prolieve Thermodilatation System
Business Combination, Consideration Transferred		$ 2,500,000